UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2014

Date of reporting period:	April 30, 2014

Item 1. Schedule of Investments:

Putnam Growth Opportunities Fund

The fund's portfolio
4/30/14 (Unaudited)

COMMON STOCKS (98.9%)(a)
			Shares	Value

Aerospace and defense (5.0%)

General Dynamics Corp.			31,900	$3,491,455

Honeywell International, Inc.			99,900	9,280,710

United Technologies Corp.			81,700	9,667,561

				22,439,726
Airlines (1.7%)

American Airlines Group, Inc.(NON)			29,900	1,048,593

Delta Air Lines, Inc.			103,400	3,808,222

Spirit Airlines, Inc.(NON)			48,200	2,739,688

				7,596,503
Auto components (0.9%)

Dana Holding Corp.			60,600	1,282,902

Hota Industrial Manufacturing Co., Ltd. (Taiwan)			277,000	442,450

TRW Automotive Holdings Corp.(NON)			30,100	2,418,535

				4,143,887
Automobiles (0.3%)

Tesla Motors, Inc.(NON)(S)			6,400	1,330,496

				1,330,496
Banks (0.4%)

Bank of America Corp.			111,400	1,686,596

				1,686,596
Beverages (2.2%)

Brown-Forman Corp. Class B			15,500	1,390,660

Coca-Cola Enterprises, Inc.			33,700	1,531,328

Monster Beverage Corp.(NON)			28,300	1,894,968

PepsiCo, Inc.			47,000	4,036,830

Remy Cointreau SA (France)(S)			10,225	899,751

				9,753,537
Biotechnology (7.4%)

Alkermes PLC(NON)			40,200	1,859,652

Biogen Idec, Inc.(NON)			14,700	4,220,664

Celgene Corp.(NON)			44,093	6,482,112

Cubist Pharmaceuticals, Inc.(NON)			47,000	3,292,820

Gilead Sciences, Inc.(NON)			173,826	13,643,603

InterMune, Inc.(NON)			40,458	1,297,893

Merrimack Pharmaceuticals, Inc.(NON)(S)			85,200	374,028

Neuralstem, Inc.(NON)			209,340	753,624

Vertex Pharmaceuticals, Inc.(NON)			20,104	1,361,041

				33,285,437
Capital markets (1.5%)

Charles Schwab Corp. (The)			195,300	5,185,215

Carlyle Group LP (The) (Partnership shares)			49,918	1,601,369

				6,786,584
Chemicals (3.3%)

Axiall Corp.			33,700	1,570,420

Chemtura Corp.(NON)			108,300	2,415,090

Dow Chemical Co. (The)			58,500	2,919,150

Monsanto Co.			59,800	6,619,860

Symrise AG (Germany)			27,888	1,408,773

				14,933,293
Commercial services and supplies (1.0%)

KAR Auction Services, Inc.			47,693	1,420,298

Tyco International, Ltd.			72,088	2,948,399

				4,368,697
Communications equipment (1.9%)

Finisar Corp.(NON)			32,200	842,030

Juniper Networks, Inc.(NON)			50,600	1,249,314

Oplink Communications, Inc.(NON)			83,900	1,438,046

Qualcomm, Inc.			61,848	4,868,056

				8,397,446
Consumer finance (0.7%)

Ally Financial, Inc.(F)(NON)			23,857	576,147

American Express Co.			31,200	2,727,816

				3,303,963
Diversified financial services (0.8%)

CBOE Holdings, Inc.			8,200	437,552

CME Group, Inc.			45,300	3,188,667

				3,626,219
Electrical equipment (0.6%)

Eaton Corp PLC			36,500	2,651,360

				2,651,360
Electronic equipment, instruments, and components (0.8%)

Anixter International, Inc.			19,900	1,949,802

Hollysys Automation Technologies, Ltd. (China)(NON)			78,100	1,672,121

				3,621,923
Energy equipment and services (2.4%)

Halliburton Co.			81,000	5,108,670

Schlumberger, Ltd.			53,800	5,463,390

				10,572,060
Food and staples retail (2.4%)

Costco Wholesale Corp.			32,100	3,713,328

CVS Caremark Corp.			72,600	5,279,472

Whole Foods Market, Inc.(S)			31,200	1,550,640

				10,543,440
Food products (1.1%)

Mead Johnson Nutrition Co.			45,026	3,973,995

S&W Seed Co.(NON)(S)			119,945	880,396

				4,854,391
Health-care equipment and supplies (2.9%)

Baxter International, Inc.			43,400	3,159,086

GenMark Diagnostics, Inc.(NON)			121,527	1,087,667

St. Jude Medical, Inc.			56,600	3,592,402

Tornier NV (Netherlands)(NON)			64,864	1,100,742

Zeltiq Aesthetics, Inc.(NON)			30,297	554,132

Zimmer Holdings, Inc.			37,100	3,591,280

				13,085,309
Health-care providers and services (0.3%)

Catamaran Corp.(NON)			40,100	1,513,775

				1,513,775
Hotels, restaurants, and leisure (3.0%)

Hilton Worldwide Holdings, Inc.(NON)			211,559	4,618,333

Melco Crown Entertainment, Ltd. ADR (Hong Kong)			51,500	1,760,270

Starbucks Corp.			48,800	3,446,256

Wyndham Worldwide Corp.			51,734	3,690,704

				13,515,563
Household durables (1.6%)

Panasonic Corp. (Japan)			200,800	2,197,718

PulteGroup, Inc.			115,900	2,131,401

Whirlpool Corp.			17,700	2,714,826

				7,043,945
Independent power and renewable electricity producers (0.6%)

Calpine Corp.(NON)			107,532	2,465,709

				2,465,709
Industrial conglomerates (0.8%)

Siemens AG (Germany)			27,124	3,575,870

				3,575,870
Insurance (1.4%)

American International Group, Inc.			43,200	2,295,216

Hartford Financial Services Group, Inc. (The)			79,600	2,855,252

Prudential PLC (United Kingdom)			51,710	1,189,408

				6,339,876
Internet and catalog retail (4.0%)

Amazon.com, Inc.(NON)			19,700	5,991,361

Bigfoot GmbH (acquired 8/2/13, cost $395,677) (Private) (Brazil)(F)(RES)(NON)			18	268,696

Groupon, Inc.(NON)			129,600	905,904

Priceline Group, Inc. (The)(NON)			8,650	10,014,538

Zalando AG (acquired 4/23/14, cost $672,622) (Private) (Germany)(F)(RES)(NON)			30	679,511

				17,860,010
Internet software and services (8.2%)

Baidu, Inc. ADR (China)(NON)			13,400	2,061,590

eBay, Inc.(NON)			76,800	3,980,544

Facebook, Inc. Class A(NON)			139,900	8,363,222

Google, Inc. Class A(NON)			20,049	10,723,809

Google, Inc. Class C(NON)			20,449	10,769,670

Yahoo!, Inc.(NON)			36,100	1,297,795

				37,196,630
IT Services (3.1%)

Cognizant Technology Solutions Corp. Class A(NON)			35,900	1,719,790

Visa, Inc. Class A(S)			60,800	12,318,688

				14,038,478
Leisure products (0.3%)

Sega Sammy Holdings, Inc. (Japan)			55,900	1,124,133

				1,124,133
Life sciences tools and services (1.4%)

PerkinElmer, Inc.			44,100	1,850,877

Thermo Fisher Scientific, Inc.			32,040	3,652,560

WuXi pharmaTech Cayman, Inc. ADR (China)(NON)			27,200	924,800

				6,428,237
Machinery (0.4%)

Ingersoll-Rand PLC			28,600	1,710,280

				1,710,280
Marine (0.4%)

Kirby Corp.(NON)			16,800	1,690,416

				1,690,416
Media (4.4%)

CBS Corp. Class B (non-voting shares)			54,500	3,147,920

Comcast Corp. Class A			120,300	6,226,728

DISH Network Corp. Class A(NON)			27,100	1,540,906

Liberty Global PLC Class A (United Kingdom)(NON)			53,000	2,110,460

Liberty Global PLC Ser. C (United Kingdom)(NON)			46,900	1,802,367

Live Nation Entertainment, Inc.(NON)			65,400	1,365,552

Madison Square Garden Co. (The) Class A(NON)			40,631	2,218,453

Twenty-First Century Fox, Inc.			41,300	1,322,426

				19,734,812
Metals and mining (0.3%)

Constellium NV Class A (Netherlands)(NON)			50,506	1,541,443

				1,541,443
Multiline retail (0.5%)

Dollar General Corp.(NON)			41,568	2,346,098

				2,346,098
Oil, gas, and consumable fuels (3.6%)

Cabot Oil & Gas Corp.			42,200	1,657,616

Cheniere Energy, Inc.(NON)			28,800	1,625,760

EOG Resources, Inc.			40,600	3,978,800

Gaztransport Et Technigaz SA (France)(NON)			21,649	1,499,934

Gulfport Energy Corp.(NON)			24,800	1,827,016

Kodiak Oil & Gas Corp.(NON)			223,300	2,838,143

QEP Resources, Inc.			93,300	2,863,377

				16,290,646
Paper and forest products (0.5%)

International Paper Co.			45,300	2,113,245

				2,113,245
Personal products (0.5%)

Coty, Inc. Class A			128,332	2,059,729

				2,059,729
Pharmaceuticals (4.2%)

AbbVie, Inc.			46,000	2,395,680

Actavis PLC(NON)			27,600	5,639,508

Allergan, Inc.			25,800	4,278,672

Astellas Pharma, Inc. (Japan)			152,800	1,699,189

AstraZeneca PLC ADR (United Kingdom)			21,000	1,660,050

Bristol-Myers Squibb Co.			43,400	2,173,906

Jazz Pharmaceuticals PLC(NON)			6,800	917,320

				18,764,325
Real estate investment trusts (REITs) (0.9%)

Altisource Residential Corp. (Virgin Islands)			32,369	910,216

American Tower Corp.			36,700	3,065,184

				3,975,400
Real estate management and development (0.3%)

RE/MAX Holdings, Inc. Class A			54,670	1,542,787

				1,542,787
Road and rail (2.0%)

Genesee & Wyoming, Inc. Class A(NON)			11,700	1,158,417

Union Pacific Corp.			41,100	7,826,673

				8,985,090
Semiconductors and semiconductor equipment (2.1%)

Applied Materials, Inc.			41,179	784,872

Freescale Semiconductor, Ltd.(NON)(S)			87,262	1,917,146

Lam Research Corp.(NON)			16,346	941,693

Micron Technology, Inc.(NON)			221,921	5,796,577

				9,440,288
Software (5.9%)

Electronic Arts, Inc.(NON)			77,100	2,181,930

Microsoft Corp.			152,100	6,144,840

Oracle Corp.			148,700	6,078,856

Red Hat, Inc.(NON)			65,700	3,196,305

ServiceNow, Inc.(NON)			34,900	1,735,228

Splunk, Inc.(NON)			26,500	1,446,105

SS&C Technologies Holdings, Inc.(NON)			42,758	1,664,141

TiVo, Inc.(NON)			228,700	2,712,382

VMware, Inc. Class A(NON)(S)			15,100	1,396,901

				26,556,688
Specialty retail (2.1%)

Gap, Inc. (The)			38,500	1,513,050

Home Depot, Inc. (The)			47,800	3,800,578

TJX Cos., Inc. (The)			67,500	3,927,150

				9,240,778
Technology hardware, storage, and peripherals (5.4%)

Apple, Inc.			33,490	19,762,112

SanDisk Corp.			25,159	2,137,760

Western Digital Corp.			26,865	2,367,612

				24,267,484
Textiles, apparel, and luxury goods (2.0%)

Michael Kors Holdings, Ltd.(NON)			33,200	3,027,840

NIKE, Inc. Class B			54,700	3,990,365

Tumi Holdings, Inc.(NON)			84,500	1,725,490

				8,743,695
Tobacco (1.0%)

Philip Morris International, Inc.			51,600	4,408,188

				4,408,188
Wireless telecommunication services (0.4%)

Vodafone Group PLC ADR (United Kingdom)			41,381	1,570,823

				1,570,823

Total common stocks (cost $363,066,753)				$443,065,308

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Citigroup, Inc.	1/4/19	$106.10	163,930	$101,637

Neuralstem, Inc. Ser. J (acquired 1/3/14, cost $—)(F)(RES)	1/3/19	3.64	82,533	—

Total warrants (cost $165,569)				$101,637

SHORT-TERM INVESTMENTS (4.3%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.18%(d)		shares	15,410,250	$15,410,250

Putnam Short Term Investment Fund 0.06%(AFF)		shares	3,273,751	3,273,751

U.S. Treasury Bills with an effective yield of 0.10%, January 8, 2015(SEGSF)			$466,000	465,828

U.S. Treasury Bills with effective yields ranging from 0.09% to 0.10%, August 21, 2014			110,000	109,990

Total short-term investments (cost $19,259,641)				$19,259,819

TOTAL INVESTMENTS

Total investments (cost $382,491,963)(b)				$462,426,764

FORWARD CURRENCY CONTRACTS at 4/30/14 (aggregate face value $11,406,714) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	Japanese Yen	Sell	5/21/14	$6,189,270	$6,192,636	$3,366
UBS AG
	Euro	Sell	6/18/14	5,243,341	5,214,078	(29,263)

Total						$(25,897)

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/14 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Deutsche Bank AG
baskets	34,139	$—	9/15/14	(3 month USD-LIBOR-BBA plus 0.36%)	A basket (DBCTP12P) of common stocks	$(640,859)

Total		$—	$(640,859)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
OTC	Over-the-counter

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2013 through April 30, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures , references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $447,879,934.
(b)	The aggregate identified cost on a tax basis is $382,589,678, resulting in gross unrealized appreciation and depreciation of $90,483,180 and $10,646,094, respectively, or net unrealized appreciation of $79,837,086.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $948,207, or 0.2% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$2,617,421	$84,586,566	$83,930,236	$4,147	$3,273,751
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $15,410,250, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $15,087,541.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $646,274 to cover certain derivatives contracts.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $670,122 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $389,805 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$80,370,909	$3,764,301	$948,207
Consumer staples	30,719,534	899,751	—
Energy	26,862,706	—	—
Financials	25,495,870	1,765,555	—
Health care	71,377,894	1,699,189	—
Industrials	49,442,072	3,575,870	—
Information technology	123,518,937	—	—
Materials	17,179,208	1,408,773	—
Telecommunication services	1,570,823	—	—
Utilities	2,465,709	—	—
Total common stocks	429,003,662	13,113,439	948,207
Warrants	101,637	—	—
Short-term investments	3,273,751	15,986,068	—

Totals by level	$432,379,050	$29,099,507	$948,207

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(25,897)	$—
Total return swap contracts	—	(640,859)	—

Totals by level	$—	$(666,756)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$3,366	$29,263
Equity contracts	101,637	640,859

Total	$105,003	$670,122

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$8,200,000
OTC total return swap contracts (notional)		$5,900,000
Warrants (number of warrants)		210,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.
		Barclays Bank PLC	Deutsche Bank AG	UBS AG	WestPac Banking Corp.	Total

	Assets:
	OTC Total return swap contracts*#	$—	$—	$—	$—	$—
	Forward currency contracts#	3,366	—	—	—	3,366

	Total Assets	$3,366	$—	$—	$—	$3,366

	Liabilities:
	OTC Total return swap contracts*#	$—	$640,859	$—	$—	$640,859
	Forward currency contracts#	—	—	29,263	—	29,263

	Total Liabilities	$—	$640,859	$29,263	$—	$670,122

	Total Financial and Derivative Net Assets	$3,366	$(640,859)	$(29,263)	$—	$(666,756)
	Total collateral received (pledged)##†	$—	$(389,805)	$—	$—	$(389,805)
	Net amount	$3,366	$(251,054)	$(29,263)	$—	$(276,951)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 26, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 26, 2014